Derivative financial instruments and Short positions (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Swap contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	R$ (547,710)
Accounting Value - liability	10,807,983
Adjustment to market value	10,260,273
Swap contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value	(464,400)
Market Value	13,176,910
Accounting value	12,712,510
Hedge Securities [Member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	(547,710)
Accounting Value - liability	10,807,983
Adjustment to market value	10,260,273
Hedge Securities [Member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value	(464,400)
Market Value	13,176,910
Accounting value	12,712,510
Futures contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	393,863	R$ 403,700	R$ (616,062)
Accounting Value - liability	18,630,833	42,617,519	110,932,643
Adjustment to market value	19,024,696	43,021,219	110,316,583
Futures contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value	(1,327,113)	2,611,153	(8,912,769)
Market Value	24,612,842	42,568,476	128,673,067
Accounting value	23,285,729	45,179,629	119,760,298
Credit Operations Hedge [Member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	2,138	54,882	(577,845)
Accounting Value - liability	2,431,537	14,039,535	28,542,862
Adjustment to market value	2,433,675	14,094,417	27,965,018
Credit Operations Hedge [Member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value	(3,105,374)	2,647,973	1,508,397
Market Value	7,619,634	12,251,307	28,659,545
Accounting value	4,514,260	14,899,280	30,167,942
Hedge Of Securities [Member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	294,688	348,474	(26)
Accounting Value - liability	8,228,328	17,126,826	71,320,781
Adjustment to market value	8,523,016	17,475,300	71,320,756
Hedge Of Securities [Member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value	465,051	1,912,343	(10,543,430)
Market Value	9,525,807	18,375,905	89,837,000
Accounting value	9,990,858	20,288,248	79,293,570
Funding Hedge [Member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	97,037	344	(38,191)
Accounting Value - liability	7,970,968	11,451,158	11,069,000
Adjustment to market value	8,068,005	11,451,502	11,030,809
Funding Hedge [Member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value	1,313,210	(1,949,163)	122,264
Market Value	7,467,401	11,941,264	10,176,522
Accounting value	R$ 8,780,611	R$ 9,992,101	R$ 10,298,786